Warrants - Additional Information (Detail) - USD ($)					3 Months Ended	12 Months Ended
	Feb. 08, 2019	Dec. 06, 2017	Dec. 04, 2017	Jun. 09, 2017	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Warrants outstanding purchase of common stock, Shares				557,216
Warrants exercisable price per share				$ 7.50
Warrants to purchase common stock outsatanding						5,071,887	6,277,443		8,228
Exercise price of warrants			$ 1.40
Weighted average remaining life, Options exercisable						7 years 8 months 26 days	5 years 8 months 4 days
June 2017 Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value of the warrants derivative liability				$ 156,725		$ 3,700	$ 39,930	$ 300
Warrants are fully vested, exercise price				$ 8.25
Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock issued during period					4,542,500
Warrants [Member]
Class of Warrant or Right [Line Items]
Weighted average remaining life, Options exercisable						3 years 2 months 23 days
February 2019 Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value of the warrants derivative liability	$ 196,000							$ 43,600
Warrants are fully vested, exercise price	$ 1.75
IPO [Member] | June 2017 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants years of life				5 years
IPO [Member] | February 2019 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants years of life	4 years
IPO [Member] | 2016 Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Warrants years of life				3 years
IPO Selling Agent [Member] | June 2017 Warrants [Member]
Class of Warrant or Right [Line Items]
Purchase of warrants issued				33,275
IPO Selling Agent [Member] | February 2019 Warrants [Member]
Class of Warrant or Right [Line Items]
Purchase of warrants issued	363,400
FPO [Member]
Class of Warrant or Right [Line Items]
Purchase of warrants issued			4,175,000
Warrant expiration date						Dec. 04, 2022
Warrants to purchase common stock			4,175,000
Warrants to purchase common stock outsatanding						3,560,894
FPO [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Common stock warrants, exercise price per share						$ 2.95
Stock issued during period			4,175,000
FPO [Member] | Common Stock and Warrants [Member]
Class of Warrant or Right [Line Items]
Stock issued during period		626,250
Over-allotment Option [Member]
Class of Warrant or Right [Line Items]
Warrant expiration date		Dec. 04, 2022
Stock issued during period		4,801,250	4,801,250
Warrants to purchase common stock		4,801,250	4,801,250
Over-allotment Option [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Common stock warrants, exercise price per share		$ 2.95
Stock issued during period							4,801,250
Underwriters Follow on Public Offering [Member]
Class of Warrant or Right [Line Items]
Warrants years of life			3 years
Purchase of warrants issued			83,500
Warrants are fully vested, exercise price			$ 2.40